UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2011

Item 1. Reports to Stockholders

Fidelity® VIP
Investment Grade Central Fund

Annual Report

December 31, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIGC-ANN-0212
1.831202.105

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Life of fund A
Fidelity® VIP Investment Grade Central Fund	7.96%	6.73%	7.19%

A From June 23, 2006

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® VIP Investment Grade Central Fund on June 23, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates, acute market volatility and a global flight to quality, U.S. taxable investment-grade bonds generated solid gains for the year ending December 31, 2011, as evidenced by the 7.84% return of the Barclays Capital® U.S. Aggregate Bond Index. Among the major sectors that comprise the index, U.S. Treasury bonds fared best, rising 9.81%. Treasuries benefited from robust investor demand for high-quality assets when the global economy weakened, inflation expectations fell, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the U.S. long-term sovereign credit rating. Investment-grade corporate bonds gained 8.35%, bolstered by demand for higher-yielding bonds amid improved corporate profitability. Government-agency-issued residential mortgage-backed securities (MBS) rose 6.23%, receiving a boost from slower-than-expected prepayments and the Federal Reserve's program to reinvest payments from its holdings of agency debentures into the MBS sector, although the positive impact was somewhat offset by concerns that the bondholders would be negatively affected should the government modify homeowner refinancing programs. Slightly more muted returns were seen elsewhere in the market, with commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and government agency securities gaining 6.02%, 5.14% and 4.82%, respectively.

Comments from Ford O'Neil, Portfolio Manager of VIP Investment Grade Central Fund: For the year, the fund returned 7.96%, modestly outpacing the Barclays Capital index. Positioning among U.S. Treasury securities, an overweighting in corporate bonds and an underweighting in U.S. government agency securities bolstered relative performance, more than offsetting some disadvantageous sector weightings elsewhere and security selection among corporates. Although the fund gave up some ground due to an underweighting in Treasuries since they were among the U.S. fixed income market's best performers, overall yield-curve positioning within the sector was a plus. Specifically, overweighting 10- to 30-year bonds proved beneficial, as they significantly outpaced the index during the period. A corresponding underweighting in shorter-term Treasury issues also was advantageous, as this group showed more-subdued gains. An out-of-benchmark stake in Treasury Inflation-Protected Securities (TIPS), with a focus on intermediate- and long-maturity bonds, further contributed. Conversely, an emphasis on lagging financials curbed our upside within corporates, while overweightings in asset-backed and commercial-backed mortgage securities also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Actual	.0020%	$ 1,000.00	$ 1,045.10	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.20	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
U.S. Government and U.S. Government Agency Obligations 67.0%	U.S. Government and U.S. Government Agency Obligations 65.8%
AAA 7.4%	AAA 7.9%
AA 2.7%	AA 2.7%
A 7.7%	A 8.3%
BBB 14.5%	BBB 13.1%
BB and Below 2.9%	BB and Below 3.4%
Not Rated† 0.0%	Not Rated† 0.0%
Short-Term Investments and Net Other Assets*** (2.2)%	Short-Term Investments and Net Other Assets*** (1.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of December 31, 2011
6 months ago
Years	6.4	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	4.8	5.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of December 31, 2011*		As of June 30, 2011**
	Corporate Bonds 25.0%		Corporate Bonds 24.3%
	U.S. Government and U.S. Government Agency Obligations 67.0%		U.S. Government and U.S. Government Agency Obligations 65.8%
	Asset-Backed Securities 2.3%		Asset-Backed Securities 2.6%
	CMOs and Other Mortgage Related Securities 7.2%		CMOs and Other Mortgage Related Securities 8.0%
	Municipal Bonds 0.3%		Municipal Bonds 0.4%
	Other Investments 0.4%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets*** (2.2)%		Short-Term Investments and Net Other Assets*** (1.2)%
* Foreign investments	4.1%	** Foreign investments	3.3%
* Futures and Swaps	2.2%	** Futures and Swaps	2.2%
*** Short-Term Investments and Net Other Assets are not included in the pie chart.
† Amount represents less than 0.1%

Annual Report

Investments December 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Media - 1.8%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 1,625,000	$ 2,094,636
Comcast Corp.:
4.95% 6/15/16	2,975,000	3,295,402
5.7% 5/15/18	2,400,000	2,761,073
6.4% 3/1/40	2,884,000	3,578,248
6.45% 3/15/37	1,410,000	1,706,255
COX Communications, Inc. 4.625% 6/1/13	3,475,000	3,663,623
Discovery Communications LLC:
3.7% 6/1/15	2,648,000	2,785,458
6.35% 6/1/40	2,421,000	2,910,877
NBCUniversal Media LLC:
3.65% 4/30/15	1,200,000	1,266,761
5.15% 4/30/20	3,234,000	3,599,423
6.4% 4/30/40	3,340,000	4,098,471
News America Holdings, Inc. 7.75% 12/1/45	2,067,000	2,526,289
News America, Inc.:
6.15% 3/1/37	2,331,000	2,543,657
6.15% 2/15/41	2,132,000	2,452,698
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,810,140
6.2% 7/1/13	7,000,000	7,512,323
6.75% 7/1/18	4,425,000	5,254,223
Time Warner, Inc.:
5.375% 10/15/41	1,021,000	1,103,733
5.875% 11/15/16	5,514,000	6,365,764
6.5% 11/15/36	2,337,000	2,814,786
Viacom, Inc.:
3.5% 4/1/17	1,312,000	1,367,317
6.75% 10/5/37	935,000	1,158,292
		67,669,449
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Diageo Capital PLC 5.2% 1/30/13	1,705,000	1,785,626
FBG Finance Ltd. 5.125% 6/15/15 (c)	2,185,000	2,378,340
Fortune Brands, Inc.:
5.375% 1/15/16	471,000	517,239
5.875% 1/15/36	6,267,000	6,554,994
		11,236,199
Food Products - 0.5%
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,930,753
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,713,062
6.125% 2/1/18	3,684,000	4,317,132
6.5% 8/11/17	3,514,000	4,181,136
		17,142,083

	Principal Amount	Value
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	$ 4,450,000	$ 5,985,495
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	3,064,789
5.65% 5/16/18	2,751,000	3,253,060
Reynolds American, Inc. 7.25% 6/15/37	2,962,000	3,430,260
		15,733,604
TOTAL CONSUMER STAPLES		44,111,886
ENERGY - 3.6%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (c)	3,739,000	3,863,019
5.35% 3/15/20 (c)	3,724,000	3,984,047
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	3,902,000	3,995,297
5% 10/1/21	1,517,000	1,560,718
Transocean, Inc.:
5.05% 12/15/16	2,488,000	2,540,984
6.375% 12/15/21	3,286,000	3,491,342
		19,435,407
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,869,000	7,964,029
Canadian Natural Resources Ltd. 5.7% 5/15/17	5,685,000	6,723,303
ConocoPhillips 5.75% 2/1/19	3,900,000	4,698,100
Duke Capital LLC 6.25% 2/15/13	855,000	896,431
Duke Energy Field Services 6.45% 11/3/36 (c)	2,477,000	2,820,141
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,740,003
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,591,980
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	347,579
EQT Corp. 4.875% 11/15/21	1,669,000	1,684,106
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	4,200,000	4,228,228
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,283,862
Motiva Enterprises LLC 5.75% 1/15/20 (c)	1,496,000	1,738,038
Nakilat, Inc. 6.067% 12/31/33 (c)	1,808,000	1,925,520
Nexen, Inc.:
5.875% 3/10/35	5,405,000	5,506,436
6.4% 5/15/37	710,000	750,821
NGPL PipeCo LLC 6.514% 12/15/12 (c)	2,360,000	2,384,114
Pemex Project Funding Master Trust 1.1272% 12/3/12 (c)(i)	410,000	407,130
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petro-Canada:
6.05% 5/15/18	$ 1,480,000	$ 1,741,742
6.8% 5/15/38	3,485,000	4,491,660
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,721,819
5.75% 1/20/20	5,908,000	6,322,269
7.875% 3/15/19	4,277,000	5,105,442
Petroleos Mexicanos:
5.5% 1/21/21	3,601,000	3,916,088
6.5% 6/2/41 (c)	4,805,000	5,381,600
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,158,000	2,285,581
5% 2/1/21	1,784,000	1,964,527
6.125% 1/15/17	1,250,000	1,413,484
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,009,000	2,040,140
5.5% 9/30/14 (c)	2,808,000	3,004,560
5.832% 9/30/16 (c)	1,842,525	1,971,502
6.332% 9/30/27 (c)	2,415,000	2,624,791
6.75% 9/30/19 (c)	1,838,000	2,176,192
Schlumberger Investment SA 3.3% 9/14/21 (c)	2,428,000	2,493,345
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	672,630
4.6% 6/15/21	873,000	911,897
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,520,766
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	712,225
Western Gas Partners LP 5.375% 6/1/21	3,820,000	4,049,849
		115,211,930
TOTAL ENERGY		134,647,337
FINANCIALS - 12.1%
Capital Markets - 1.8%
Bear Stearns Companies, Inc. 5.3% 10/30/15	2,079,000	2,236,123
BlackRock, Inc. 4.25% 5/24/21	1,183,000	1,236,275
Goldman Sachs Group, Inc.:
3.7% 8/1/15	5,186,000	5,081,585
5.25% 7/27/21	1,823,000	1,777,751
5.625% 1/15/17	3,000,000	2,942,412
5.95% 1/18/18	755,000	773,093
6.15% 4/1/18	5,954,000	6,143,474
6.75% 10/1/37	3,421,000	3,178,465

	Principal Amount	Value
JPMorgan Chase Capital XX 6.55% 9/29/36	$ 3,090,000	$ 3,090,000
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	7,001,156
Lazard Group LLC:
6.85% 6/15/17	3,241,000	3,400,483
7.125% 5/15/15	5,585,000	5,997,994
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,820,000	1,833,384
6.11% 1/29/37	1,572,000	1,210,163
6.4% 8/28/17	1,989,000	1,926,404
Morgan Stanley:
4.75% 4/1/14	2,554,000	2,516,178
5.5% 7/28/21	8,558,000	7,910,159
6.625% 4/1/18	10,165,000	10,034,837
		68,289,936
Commercial Banks - 2.4%
Bank of America NA 5.3% 3/15/17	6,480,000	5,845,673
Credit Suisse New York Branch 6% 2/15/18	6,110,000	6,024,350
Discover Bank:
7% 4/15/20	2,796,000	2,924,448
8.7% 11/18/19	6,339,000	7,225,528
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,722,575
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,181,690
8.25% 3/1/38	4,319,000	5,277,524
Fifth Third Bank 4.75% 2/1/15	487,000	504,546
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)	2,412,000	2,363,760
HBOS PLC 6.75% 5/21/18 (c)	2,600,000	2,084,152
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,137,480
JPMorgan Chase & Co. 5.4% 1/6/42	4,270,000	4,447,380
KeyBank NA:
5.45% 3/3/16	1,618,000	1,741,601
5.8% 7/1/14	2,049,000	2,187,935
6.95% 2/1/28	800,000	885,794
KeyCorp. 5.1% 3/24/21	1,855,000	1,925,635
Korea Development Bank 5.3% 1/17/13	3,805,000	3,908,542
Marshall & Ilsley Bank:
4.85% 6/16/15	1,796,000	1,896,070
5% 1/17/17	4,625,000	4,878,663
5.25% 9/4/12	1,200,000	1,233,034
Regions Bank:
6.45% 6/26/37	3,952,000	3,270,280
7.5% 5/15/18	2,383,000	2,359,170
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.:
5.75% 6/15/15	$ 814,000	$ 777,370
7.75% 11/10/14	2,367,000	2,378,835
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,535,057
SunTrust Banks, Inc. 3.6% 4/15/16	3,163,000	3,221,636
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,668,014
Wachovia Corp. 4.875% 2/15/14	785,000	818,892
Wells Fargo & Co.:
3.625% 4/15/15	2,350,000	2,460,466
3.676% 6/15/16	1,714,000	1,791,493
3.75% 10/1/14	3,750,000	3,959,453
		91,637,046
Consumer Finance - 0.5%
General Electric Capital Corp.:
2.25% 11/9/15	2,597,000	2,609,089
2.95% 5/9/16	774,000	796,208
3.5% 6/29/15	799,000	837,925
5.625% 5/1/18	9,700,000	10,861,100
6.375% 11/15/67 (i)	4,000,000	3,940,000
		19,044,322
Diversified Financial Services - 2.0%
Bank of America Corp. 5.75% 12/1/17	12,290,000	11,611,002
BP Capital Markets PLC:
3.125% 10/1/15	3,694,000	3,869,868
4.742% 3/11/21	3,000,000	3,396,681
Capital One Capital V 10.25% 8/15/39	1,378,000	1,429,675
Citigroup, Inc.:
3.953% 6/15/16	3,838,000	3,825,542
4.75% 5/19/15	10,152,000	10,283,113
5.5% 4/11/13	1,390,000	1,419,222
6.125% 5/15/18	2,692,000	2,864,495
6.5% 8/19/13	8,073,000	8,404,736
JPMorgan Chase & Co.:
3.15% 7/5/16	4,200,000	4,220,534
4.35% 8/15/21	4,371,000	4,412,581
6.3% 4/23/19	3,920,000	4,438,616
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	3,844,000	3,908,891
5.35% 4/15/12 (c)	1,700,000	1,706,273
5.5% 1/15/14 (c)	2,405,000	2,457,831
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,130,812
5.15% 3/15/20	1,545,000	1,716,152
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(i)	3,716,000	3,381,560

	Principal Amount	Value
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(i)	$ 500,000	$ 470,000
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(i)	1,016,000	914,400
		75,861,984
Insurance - 2.1%
Allstate Corp. 6.2% 5/16/14	2,709,000	3,021,578
American International Group, Inc. 4.875% 9/15/16	4,224,000	3,998,033
Aon Corp.:
3.125% 5/27/16	3,681,000	3,723,556
3.5% 9/30/15	1,538,000	1,578,508
5% 9/30/20	1,402,000	1,545,983
6.25% 9/30/40	1,150,000	1,413,187
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	441,659
Liberty Mutual Group, Inc. 5% 6/1/21 (c)	4,093,000	4,009,274
Lincoln National Corp. 7% 5/17/66 (i)	4,799,000	4,331,098
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,492,483
MetLife, Inc.:
4.75% 2/8/21	1,477,000	1,597,215
5.875% 2/6/41	1,577,000	1,842,056
6.75% 6/1/16	3,234,000	3,726,412
Metropolitan Life Global Funding I 5.125% 6/10/14 (c)	2,884,000	3,105,855
New York Life Global Funding 4.65% 5/9/13 (c)	6,045,000	6,338,370
New York Life Insurance Co. 6.75% 11/15/39 (c)	1,348,000	1,718,155
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,214,000	2,652,682
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	2,297,000	3,054,123
Pacific LifeCorp 6% 2/10/20 (c)	2,514,000	2,674,800
Prudential Financial, Inc.:
4.5% 11/16/21	2,700,000	2,726,036
5.8% 11/16/41	2,824,000	2,853,104
6.2% 11/15/40	1,297,000	1,354,775
7.375% 6/15/19	1,250,000	1,477,140
8.875% 6/15/38 (i)	4,682,000	5,360,890
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,355,000	6,423,151
The Chubb Corp. 5.75% 5/15/18	1,895,000	2,226,204
Unum Group 5.625% 9/15/20	2,099,000	2,160,541
		77,846,868
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc. 5.5% 1/15/12	508,000	508,593
Camden Property Trust 5.375% 12/15/13	2,985,000	3,120,203
Developers Diversified Realty Corp.:
4.75% 4/15/18	2,883,000	2,757,739
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
5.375% 10/15/12	$ 1,764,000	$ 1,780,560
7.5% 4/1/17	1,944,000	2,099,108
Duke Realty LP 4.625% 5/15/13	1,047,000	1,070,764
Equity One, Inc.:
5.375% 10/15/15	455,000	468,938
6% 9/15/17	2,405,000	2,506,662
Federal Realty Investment Trust:
5.4% 12/1/13	1,401,000	1,476,945
5.9% 4/1/20	1,046,000	1,131,755
HRPT Properties Trust:
5.75% 11/1/15	1,155,000	1,205,834
6.25% 6/15/17	4,455,000	4,686,553
UDR, Inc. 5.5% 4/1/14	3,685,000	3,891,891
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	961,661
		27,667,206
Real Estate Management & Development - 2.4%
AMB Property LP 5.9% 8/15/13	2,575,000	2,669,276
BioMed Realty LP:
3.85% 4/15/16	3,700,000	3,650,561
6.125% 4/15/20	1,392,000	1,460,616
Brandywine Operating Partnership LP:
5.7% 5/1/17	5,000,000	5,177,290
5.75% 4/1/12	1,376,000	1,384,795
Colonial Properties Trust 5.5% 10/1/15	6,290,000	6,422,895
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,865,876
5.25% 3/15/21	1,953,000	1,955,947
Duke Realty LP:
5.4% 8/15/14	2,242,000	2,347,605
5.5% 3/1/16	1,270,000	1,335,632
5.95% 2/15/17	928,000	997,936
6.25% 5/15/13	2,913,000	3,046,724
6.5% 1/15/18	2,445,000	2,701,094
ERP Operating LP:
4.625% 12/15/21	7,498,000	7,643,146
4.75% 7/15/20	2,827,000	2,931,769
5.375% 8/1/16	1,066,000	1,159,990
5.5% 10/1/12	3,560,000	3,650,616
5.75% 6/15/17	5,343,000	5,925,382
Liberty Property LP:
4.75% 10/1/20	4,185,000	4,251,182
5.5% 12/15/16	2,290,000	2,476,571
6.625% 10/1/17	2,673,000	3,023,281

	Principal Amount	Value
Post Apartment Homes LP 6.3% 6/1/13	$ 2,679,000	$ 2,800,198
Reckson Operating Partnership LP 6% 3/31/16	3,099,000	3,215,941
Regency Centers LP:
5.875% 6/15/17	1,827,000	1,990,062
6.75% 1/15/12	2,035,000	2,038,103
Simon Property Group LP:
2.8% 1/30/17	857,000	875,574
4.125% 12/1/21	2,399,000	2,507,540
4.2% 2/1/15	1,523,000	1,615,260
5.1% 6/15/15	2,220,000	2,426,156
Tanger Properties LP:
6.125% 6/1/20	4,625,000	5,188,057
6.15% 11/15/15	349,000	386,352
		89,121,427
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
3.75% 7/12/16	1,850,000	1,713,298
6.5% 8/1/16	3,000,000	3,021,801
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,095,000	3,258,107
		7,993,206
TOTAL FINANCIALS		457,461,995
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	4,000,000	4,138,428
Health Care Providers & Services - 0.4%
Aristotle Holding, Inc. 4.75% 11/15/21 (c)	3,953,000	4,088,845
Express Scripts, Inc.:
3.125% 5/15/16	3,450,000	3,469,827
5.25% 6/15/12	3,016,000	3,073,129
6.25% 6/15/14	1,108,000	1,207,870
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,712,427
		14,552,098
TOTAL HEALTH CARE		18,690,526
INDUSTRIALS - 0.5%
Airlines - 0.3%
Continental Airlines, Inc.:
6.648% 3/15/19	1,356,055	1,384,804
6.795% 2/2/20	2,140,621	2,046,861
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,770,388	2,822,195
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,028,020	$ 997,046
8.36% 1/20/19	4,052,222	4,011,700
		11,262,606
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	7,130,000	8,185,654
TOTAL INDUSTRIALS		19,448,260
INFORMATION TECHNOLOGY - 0.0%
Office Electronics - 0.0%
Xerox Corp. 4.5% 5/15/21	1,347,000	1,364,617
MATERIALS - 0.9%
Chemicals - 0.5%
Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,677,805
4.25% 11/15/20	1,931,000	2,006,417
4.85% 8/15/12	3,520,000	3,601,316
5.25% 11/15/41	1,786,000	1,874,927
7.6% 5/15/14	7,213,000	8,157,492
		19,317,957
Metals & Mining - 0.4%
Anglo American Capital PLC 9.375% 4/8/14 (c)	2,675,000	3,053,938
ArcelorMittal SA 3.75% 3/1/16	996,000	945,669
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	3,750,000	3,792,188
Rio Tinto Finance Ltd. (United States) 3.75% 9/20/21	2,525,000	2,644,776
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,511,113
		13,947,684
TOTAL MATERIALS		33,265,641
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
6.3% 1/15/38	364,000	446,083
6.8% 5/15/36	10,939,000	13,826,229
CenturyLink, Inc.:
6.15% 9/15/19	1,562,000	1,568,660
6.45% 6/15/21	4,979,000	4,986,429
7.6% 9/15/39	488,000	478,151
Embarq Corp. 7.995% 6/1/36	1,808,000	1,870,779
Telefonica Emisiones SAU:
5.462% 2/16/21	2,456,000	2,342,855
5.855% 2/4/13	1,438,000	1,462,232

	Principal Amount	Value
Verizon Communications, Inc.:
6.1% 4/15/18	$ 2,190,000	$ 2,630,286
6.25% 4/1/37	1,380,000	1,699,517
6.9% 4/15/38	2,420,000	3,228,708
		34,539,929
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 2.375% 9/8/16	5,411,000	5,397,115
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	3,759,000	4,060,867
5.875% 10/1/19	4,711,000	5,301,128
6.35% 3/15/40	1,471,000	1,670,406
Vodafone Group PLC 5% 12/16/13	2,775,000	2,978,013
		19,407,529
TOTAL TELECOMMUNICATION SERVICES		53,947,458
UTILITIES - 3.0%
Electric Utilities - 1.6%
Alabama Power Co. 3.375% 10/1/20	2,167,000	2,292,636
Ameren Illinois Co. 6.125% 11/15/17	1,465,000	1,715,185
AmerenUE 6.4% 6/15/17	3,819,000	4,565,943
Commonwealth Edison Co. 1.625% 1/15/14	4,011,000	4,040,497
Duke Energy Carolinas LLC 4.25% 12/15/41	1,749,000	1,825,806
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	2,580,000	2,662,250
6.4% 9/15/20 (c)	6,054,000	6,435,493
Edison International 3.75% 9/15/17	2,401,000	2,471,340
EDP Finance BV:
4.9% 10/1/19 (c)	1,100,000	839,080
6% 2/2/18 (c)	1,864,000	1,567,585
FirstEnergy Corp. 7.375% 11/15/31	4,457,000	5,473,058
FirstEnergy Solutions Corp.:
4.8% 2/15/15	990,000	1,056,769
6.05% 8/15/21	3,642,000	4,040,016
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,630,108
3.75% 11/15/20	525,000	529,801
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,796,588
Pacific Gas & Electric Co. 3.25% 9/15/21	585,000	593,363
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,324,921
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,568,100
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.:
4.4% 1/15/21	$ 4,274,000	$ 4,709,397
5.625% 1/15/16	2,000,000	2,284,980
Wisconsin Electric Power Co. 2.95% 9/15/21	679,000	691,751
		60,114,667
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,215,538
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	7,678,632
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,370,946
6.5% 5/1/18	2,640,000	3,001,009
PSEG Power LLC 2.75% 9/15/16	919,000	923,703
		12,974,290
Multi-Utilities - 1.1%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,395,000	1,746,681
Dominion Resources, Inc.:
2.8793% 9/30/66 (i)	9,626,000	8,089,402
6.25% 6/30/12	1,938,000	1,989,014
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,880,000	2,981,477
6.5% 9/15/37	1,334,000	1,672,002
National Grid PLC 6.3% 8/1/16	4,181,000	4,798,785
NiSource Finance Corp.:
4.45% 12/1/21	1,622,000	1,656,748
5.4% 7/15/14	3,885,000	4,215,656
5.45% 9/15/20	613,000	678,757
5.8% 2/1/42	2,085,000	2,176,859
5.95% 6/15/41	3,834,000	4,107,334
6.25% 12/15/40	837,000	911,044
6.4% 3/15/18	2,760,000	3,172,769
San Diego Gas & Electric Co. 3% 8/15/21	992,000	1,019,749
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	1,426,000	1,426,713
		40,642,990
TOTAL UTILITIES		114,947,485
TOTAL NONCONVERTIBLE BONDS (Cost $884,240,171)		945,554,654
U.S. Government and Government Agency Obligations - 28.4%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.1%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.625% 10/30/14	$ 619,000	$ 619,761
0.75% 12/19/14	195,000	195,605
0.875% 8/28/14	2,750,000	2,772,484
Freddie Mac:
0.375% 11/27/13	30,614,000	30,570,344
0.625% 12/29/14	97,000	96,929
1% 7/30/14	1,456,000	1,471,924
1% 8/27/14	1,511,000	1,525,979
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	3,207,058
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	200,000	201,140
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		40,661,224
U.S. Treasury Inflation Protected Obligations - 2.7%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40 (f)	27,385,310	36,736,584
2.125% 2/15/41	6,710,660	9,069,246
2.5% 1/15/29	8,437,280	11,255,092
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21	39,940,105	44,543,017
1.375% 1/15/20	5,236	5,960
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		101,609,899
U.S. Treasury Obligations - 24.6%
U.S. Treasury Bonds 4.375% 5/15/41	131,844,000	171,397,200
U.S. Treasury Notes:
0.5% 8/15/14	20,970,000	21,068,307
0.875% 11/30/16	42,223,000	42,358,240
1% 9/30/16	9,736,000	9,839,445
2% 11/15/21	29,650,000	29,974,312
2.125% 8/15/21	17,270,000	17,704,444
2.375% 8/31/14	115,000,000	121,154,340
2.375% 2/28/15	41,183,000	43,705,459
2.625% 7/31/14 (f)	245,000,000	259,393,726
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 12/31/14	$ 55,045,000	$ 58,713,254
3.125% 5/15/21	143,205,000	159,819,071
TOTAL U.S. TREASURY OBLIGATIONS		935,127,798
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $988,545,627)		1,077,398,921
U.S. Government Agency - Mortgage Securities - 38.4%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 24.6%
1.67% 9/1/33 (i)	710,809	736,546
1.807% 5/1/34 (i)	1,222,299	1,261,003
1.946% 7/1/35 (i)	45,796	48,100
1.96% 10/1/33 (i)	48,339	50,451
2.05% 3/1/35 (i)	19,527	20,615
2.11% 10/1/33 (i)	1,046,769	1,088,555
2.301% 7/1/34 (i)	57,800	61,231
2.303% 6/1/36 (i)	101,216	107,298
2.424% 10/1/33 (i)	91,062	96,162
2.457% 3/1/35 (i)	63,743	67,106
2.474% 11/1/36 (i)	1,319,802	1,405,589
2.478% 8/1/36 (i)	1,776,301	1,867,453
2.5% 7/1/35 (i)	118,450	125,814
2.537% 2/1/36 (i)	1,122,101	1,172,553
2.623% 5/1/36 (i)	400,730	419,662
2.635% 7/1/37 (i)	231,692	246,752
2.654% 5/1/35 (i)	232,880	245,621
2.695% 12/1/35 (i)	525,216	558,213
2.702% 9/1/36 (i)	1,126,250	1,199,456
3% 1/1/27 (e)	9,000,000	9,295,118
3.5% 1/1/26 to 3/1/41	13,993,407	14,733,546
3.5% 1/1/27 (e)	16,400,000	17,149,121
3.5% 1/1/27 (e)	16,400,000	17,149,121
3.791% 6/1/40 (i)	1,655,684	1,726,746
4% 11/1/26 to 11/1/41	134,830,973	142,033,195
4% 9/1/41	265,492	279,363
4% 10/1/41	7,495,660	7,900,151
4% 10/1/41	249,229	262,679
4% 1/1/42 (e)	35,400,000	37,185,852
4% 1/1/42 (e)	37,000,000	38,866,569

	Principal Amount	Value
4.5% 4/1/18 to 11/1/41	$ 207,069,697	$ 221,376,725
4.5% 1/1/27 (e)	9,600,000	10,232,331
4.5% 1/1/42 (e)	33,600,000	35,762,308
5% 2/1/18 to 6/1/40	88,921,077	96,168,712
5.5% 11/1/17 to 3/1/39	111,001,841	120,888,839
5.5% 1/1/42 (e)	13,000,000	14,155,890
6% 6/1/14 to 11/1/39	117,210,821	128,901,939
6.5% 6/1/13 to 2/1/36	4,816,058	5,244,894
7% 3/1/15 to 8/1/32	1,692,442	1,924,724
7.5% 7/1/16 to 11/1/31	1,414,926	1,656,045
8% 1/1/30 to 5/1/30	46,659	55,621
8.5% 3/1/25 to 6/1/25	797	955
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		933,728,624
Freddie Mac - 6.9%
2.081% 4/1/35 (i)	862,606	912,457
2.125% 3/1/36 (i)	182,234	191,980
2.499% 1/1/35 (i)	193,529	199,835
2.906% 3/1/33 (i)	17,706	18,857
2.91% 11/1/35 (i)	382,060	406,622
3.135% 10/1/35 (i)	144,193	153,588
4% 12/1/40 to 10/1/41	7,970,220	8,404,791
4% 9/1/41	946,925	997,617
4% 1/1/42 (e)	37,500,000	39,327,341
4.5% 7/1/25 to 10/1/41	79,040,195	84,009,732
4.5% 1/1/42 (e)	14,000,000	14,841,898
5% 7/1/35 to 9/1/40	32,544,777	35,167,744
5.5% 1/1/38 to 1/1/40	51,362,744	55,625,322
5.5% 1/1/42 (e)	13,700,000	14,856,053
6% 4/1/32 to 8/1/37	5,762,179	6,366,327
7.5% 5/1/17 to 11/1/31	142,603	165,429
8% 7/1/17 to 5/1/27	9,327	10,665
8.5% 3/1/20 to 1/1/28	127,586	150,476
TOTAL FREDDIE MAC		261,806,734
Ginnie Mae - 6.9%
3.5% 1/15/41 to 2/15/41	1,717,366	1,797,004
3.5% 1/1/42 (e)	12,000,000	12,534,901
4% 1/15/25 to 12/15/41 (e)	52,739,344	56,691,106
4% 1/1/42 (e)	24,000,000	25,745,122
4% 1/1/42 (e)	400,000	429,085
4.5% 5/15/39 to 4/20/41	63,176,035	69,049,768
4.5% 1/1/42 (e)	2,800,000	3,051,505
5% 3/15/39 to 8/15/41 (e)	54,053,331	60,019,423
5% 9/15/41 (e)	897,543	994,379
5% 1/1/42 (e)	15,100,000	16,728,295
5% 1/1/42 (e)	1,700,000	1,883,318
6% 3/15/29 to 11/15/34	6,004,460	6,811,239
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
6.5% 10/15/34 to 11/15/35	$ 402,980	$ 462,375
7% 1/15/28 to 7/15/32	2,858,268	3,276,123
7.5% 4/15/22 to 10/15/28	711,717	821,413
8% 2/15/17 to 9/15/30	57,771	67,035
8.5% 12/15/16 to 3/15/30	11,780	13,463
TOTAL GINNIE MAE		260,375,554
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,432,875,930)		1,455,910,912
Asset-Backed Securities - 2.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7636% 4/25/35 (i)	451,680	246,481
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.7436% 4/25/35 (i)	40,770	39,537
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (i)	169,000	1,690
Airspeed Ltd. Series 2007-1A Class C1, 2.7783% 6/15/32 (c)(i)	2,643,255	1,361,277
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	750,851	754,273
Class A4, 3% 10/15/15 (c)	1,600,000	1,630,343
Series 2010-5 Class A4, 1.75% 3/15/16	1,430,000	1,447,664
Series 2011-1 Class A4, 2.23% 3/15/16	6,420,000	6,578,167
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	3,400,000	3,456,098
Series 2011-1 Class A2, 2.15% 1/15/16	3,150,000	3,183,851
Series 2011-3 Class A2, 1.81% 5/15/16	2,760,000	2,773,072
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	2,660,000	2,671,039
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9936% 12/25/33 (i)	29,859	23,355
Series 2004-R2 Class M3, 0.8436% 4/25/34 (i)	47,022	14,847
Series 2005-R2 Class M1, 0.7436% 4/25/35 (i)	727,000	643,946

	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0372% 3/25/34 (i)	$ 16,878	$ 11,273
Series 2004-W11 Class M2, 0.9936% 11/25/34 (i)	198,000	137,831
Series 2004-W7 Class M1, 0.8436% 5/25/34 (i)	209,000	149,783
Series 2006-W4 Class A2C, 0.4536% 5/25/36 (i)	474,181	122,330
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.1186% 4/25/34 (i)	902,083	613,577
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	3,100,000	3,154,498
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	5,250,000	5,249,069
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (i)	493,407	434,198
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	2,760,000	2,774,199
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5936% 7/25/36 (i)	402,000	14,786
Series 2007-RFC1 Class A3, 0.4336% 12/25/36 (i)	635,000	196,780
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	6,300,000	6,301,721
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	12,500,000	12,684,690
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4035% 3/25/32 (MGIC Investment Corp. Insured) (i)	40,946	3,088
Series 2004-3 Class M4, 1.2636% 4/25/34 (i)	56,336	27,234
Series 2004-4 Class M2, 1.0886% 6/25/34 (i)	207,174	93,106
Series 2005-3 Class MV1, 0.7136% 8/25/35 (i)	129,199	126,373
Series 2005-AB1 Class A2, 0.5036% 8/25/35 (i)	3,230	3,224
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7513% 5/28/35 (i)	13,702	8,735
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4686% 8/25/34 (i)	102,000	59,562
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.1186% 3/25/34 (i)	5,606	687
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (c)	$ 5,190,000	$ 5,191,778
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	734,023	737,774
Class A4, 2.98% 8/15/14	1,800,000	1,839,452
Series 2010-B Class A3, 0.98% 10/15/14	3,356,069	3,361,786
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	3,580,000	3,585,844
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7836% 1/25/35 (i)	334,000	99,705
Class M4, 0.9736% 1/25/35 (i)	128,000	29,336
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8861% 2/25/47 (c)(i)	829,000	414,500
GE Business Loan Trust Series 2003-1 Class A, 0.7083% 4/15/31 (c)(i)	80,277	76,389
GSAMP Trust:
Series 2004-AR1:
Class B4, 4.8751% 6/25/34 (c)(i)	140,338	40,015
Class M1, 0.9436% 6/25/34 (i)	772,000	476,478
Series 2007-HE1 Class M1, 0.5436% 3/25/47 (i)	289,000	11,060
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.8436% 9/25/46 (c)(i)	538,000	70,908
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5836% 8/25/33 (i)	248,220	194,766
Series 2003-5 Class A2, 0.9936% 12/25/33 (i)	11,595	7,955
Series 2005-5 Class 2A2, 0.5436% 11/25/35 (i)	7,010	6,970
Series 2006-1 Class 2A3, 0.5186% 4/25/36 (i)	154,916	153,170
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5749% 3/20/36 (i)	220,749	178,905
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4836% 1/25/37 (i)	436,000	144,643
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	815,069	818,285
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4236% 11/25/36 (i)	438,000	365,669
Class MV1, 0.5236% 11/25/36 (i)	356,000	173,532

	Principal Amount	Value
Keycorp Student Loan Trust Series 1999-A Class A2, 0.9038% 12/27/29 (i)	$ 209,085	$ 182,963
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3736% 6/25/34 (i)	30,272	19,005
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5536% 10/25/36 (i)	158,000	4,359
Series 2007-HE1 Class M1, 0.5936% 5/25/37 (i)	249,000	6,087
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2686% 7/25/34 (i)	30,884	20,866
Series 2006-FM1 Class A2B, 0.4036% 4/25/37 (i)	497,020	359,253
Series 2006-OPT1 Class A1A, 0.5536% 6/25/35 (i)	516,281	368,015
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6336% 8/25/34 (i)	20,187	14,709
Series 2004-NC8 Class M6, 1.5436% 9/25/34 (i)	100,003	56,961
Series 2005-NC1 Class M1, 0.7336% 1/25/35 (i)	141,000	89,004
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.8036% 9/25/35 (i)	503,000	217,110
Series 2005-D Class M2, 0.7636% 2/25/36 (i)	105,000	9,826
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	2,140,000	2,153,964
Ocala Funding LLC Series 2006-1A Class A, 1.6849% 3/20/11 (b)(c)(i)	414,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5436% 9/25/34 (i)	188,000	64,733
Class M4, 1.7436% 9/25/34 (i)	241,000	54,083
Series 2005-WCH1:
Class M2, 0.8136% 1/25/36 (i)	1,972,000	1,693,847
Class M3, 0.8536% 1/25/36 (i)	168,000	104,532
Class M4, 1.1236% 1/25/36 (i)	520,000	192,007
Series 2005-WHQ2 Class M7, 1.5436% 5/25/35 (i)	736,833	4,780
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0936% 4/25/33 (i)	1,796	1,454
Asset-Backed Securities - continued
	Principal Amount	Value
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0886% 3/25/35 (i)	$ 481,647	$ 299,405
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4048% 3/20/19 (FGIC Insured) (c)(i)	164,772	157,716
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4963% 6/15/33 (i)	448,000	215,954
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.0186% 9/25/34 (i)	23,321	9,003
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1536% 9/25/34 (i)	10,148	7,220
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	5,630,000	5,638,092
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2183% 10/25/44 (c)(i)	630,180	277,279
TOTAL ASSET-BACKED SECURITIES (Cost $91,083,708)		87,193,531
Collateralized Mortgage Obligations - 1.1%

Private Sponsor - 0.9%
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 2.7465% 3/25/34 (i)	19,735	16,388
Series 2005-E Class 2A7, 2.8416% 6/25/35 (i)	2,680,000	1,718,651
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.8536% 1/25/35 (i)	687,769	485,652
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.7533% 2/25/37 (i)	350,631	312,058
Series 2007-A2 Class 2A1, 2.7671% 7/25/37 (i)	187,958	184,925
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2695% 8/25/34 (i)	2,069,311	2,031,674
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7759% 11/25/34 (i)	692,952	590,972
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4849% 12/20/54 (c)(i)	2,117,000	1,084,963
Series 2006-2 Class C1, 1.2249% 12/20/54 (i)	1,885,000	966,063
Series 2006-3 Class C2, 0.7849% 12/20/54 (i)	396,000	202,950

	Principal Amount	Value
Series 2006-4:
Class B1, 0.4649% 12/20/54 (i)	$ 1,059,000	$ 868,380
Class C1, 1.0449% 12/20/54 (i)	647,000	331,588
Class M1, 0.6249% 12/20/54 (i)	279,000	202,275
Series 2007-1:
Class 1C1, 0.8849% 12/20/54 (i)	654,000	335,175
Class 1M1, 0.5849% 12/20/54 (i)	425,000	308,125
Class 2C1, 1.2449% 12/20/54 (i)	298,000	152,725
Class 2M1, 0.7849% 12/20/54 (i)	546,000	395,850
Series 2007-2 Class 2C1, 0.7146% 12/17/54 (i)	757,000	387,963
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.8592% 1/20/44 (i)	151,584	97,105
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (i)	6,099,246	6,407,167
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.3733% 12/25/34 (i)	632,979	555,477
Series 2006-A2 Class 5A1, 2.6481% 11/25/33 (i)	775,425	691,159
Series 2007-A1 Class 1A1, 2.8092% 7/25/35 (i)	1,926,149	1,637,354
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5036% 5/25/47 (i)	299,074	184,604
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4636% 2/25/37 (i)	444,647	290,037
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.468% 6/15/22 (c)(i)	449,000	438,898
Class D, 0.478% 6/15/22 (c)(i)	173,000	168,675
Class E, 0.488% 6/15/22 (c)(i)	276,000	268,410
Class F, 0.518% 6/15/22 (c)(i)	498,000	483,060
Class G, 0.588% 6/15/22 (c)(i)	103,000	99,653
Class H, 0.608% 6/15/22 (c)(i)	207,000	199,755
Class J, 0.648% 6/15/22 (c)(i)	242,000	232,925
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5836% 7/25/35 (i)	717,264	542,379
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5936% 3/25/37 (i)	861,000	33,064
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6531% 10/25/35 (i)	1,395,452	1,029,802
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.6263% 7/10/35 (c)(i)	$ 239,380	$ 154,664
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	47,660	50,490
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7436% 6/25/33 (c)(i)	63,908	58,966
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (i)	12,620	8,401
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4572% 9/25/36 (i)	1,153,000	854,259
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 2.7436% 6/25/34 (i)	557,916	518,230
Series 2005-AR10 Class 2A2, 2.703% 6/25/35 (i)	2,340,823	2,050,893
Series 2005-AR12:
Class 2A5, 2.705% 7/25/35 (i)	3,269,322	2,823,907
Class 2A6, 2.705% 7/25/35 (i)	3,063,115	2,611,048
Series 2005-AR3 Class 2A1, 2.6974% 3/25/35 (i)	632,268	535,613
TOTAL PRIVATE SPONSOR		33,602,372
U.S. Government Agency - 0.2%
Fannie Mae Guaranteed Mortgage pass-thru certificates planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,417,148	1,559,138
Series 1999-57 Class PH, 6.5% 12/25/29	1,047,268	1,169,405
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	139,075	149,825
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	253,109	262,351

	Principal Amount	Value
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2500 Class TE, 5.5% 9/15/17	$ 3,376,173	$ 3,615,772
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 38.5047% 6/16/37 (i)(k)	124,008	240,020
TOTAL U.S. GOVERNMENT AGENCY		6,996,511
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,805,544)		40,598,883
Commercial Mortgage Securities - 6.3%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.08% 2/14/43 (i)	1,435,000	1,461,027
Class A3, 7.13% 2/14/43 (i)	1,545,000	1,581,749
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9029% 5/10/45 (i)	1,839,138	1,948,097
Series 2006-5:
Class A2, 5.317% 9/10/47	7,446,514	7,526,229
Class A3, 5.39% 9/10/47	1,985,000	2,075,161
Series 2007-2:
Class B, 5.6425% 4/10/49 (i)	485,000	130,913
Class C, 5.8173% 4/10/49 (i)	1,290,000	301,888
Class D, 5.8173% 4/10/49 (i)	650,000	117,033
Series 2007-3 Class A3, 5.8009% 6/10/49 (i)	6,100,000	6,361,251
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	579,891	579,495
Series 2007-1 Class A2, 5.381% 1/15/49	739,242	738,299
Series 2001-3 Class H, 6.562% 4/11/37 (c)	4,889,139	4,887,183
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7483% 3/15/22 (c)(i)	217,000	206,150
Class G, 0.8083% 3/15/22 (c)(i)	141,000	131,130
Series 2006-BIX1:
Class F, 0.5883% 10/15/19 (c)(i)	558,000	518,940
Class G, 0.6083% 10/15/19 (c)(i)	380,000	336,300
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 0.6536% 4/25/34 (c)(i)	$ 440,694	$ 342,134
Class B, 2.1936% 4/25/34 (c)(i)	34,632	19,796
Class M1, 0.8536% 4/25/34 (c)(i)	28,219	20,037
Class M2, 1.4936% 4/25/34 (c)(i)	25,287	17,504
Series 2004-2:
Class A, 0.7236% 8/25/34 (c)(i)	344,887	267,927
Class M1, 0.8736% 8/25/34 (c)(i)	55,701	40,534
Series 2004-3:
Class A1, 0.6636% 1/25/35 (c)(i)	700,939	526,847
Class A2, 0.7136% 1/25/35 (c)(i)	91,240	64,005
Class M1, 0.7936% 1/25/35 (c)(i)	93,387	62,078
Class M2, 1.2936% 1/25/35 (c)(i)	60,379	36,184
Series 2005-2A:
Class A1, 0.6036% 8/25/35 (c)(i)	389,654	298,094
Class M1, 0.7236% 8/25/35 (c)(i)	28,891	16,671
Class M2, 0.7736% 8/25/35 (c)(i)	47,519	25,541
Class M3, 0.7936% 8/25/35 (c)(i)	26,230	13,901
Series 2005-3A:
Class A1, 0.6136% 11/25/35 (c)(i)	215,488	161,256
Class A2, 0.6936% 11/25/35 (c)(i)	139,629	105,023
Series 2005-4A:
Class A2, 0.6836% 1/25/36 (c)(i)	746,466	515,252
Class M1, 0.7436% 1/25/36 (c)(i)	156,186	87,278
Class M2, 0.7636% 1/25/36 (c)(i)	47,118	24,162
Class M3, 0.7936% 1/25/36 (c)(i)	68,495	32,335
Series 2006-1 Class A2, 0.6536% 4/25/36 (c)(i)	74,942	54,883
Series 2006-2A:
Class A1, 0.5236% 7/25/36 (c)(i)	730,432	538,727
Class A2, 0.5736% 7/25/36 (c)(i)	65,932	42,550
Class M1, 0.6036% 7/25/36 (c)(i)	69,229	39,110

	Principal Amount	Value
Class M2, 0.6236% 7/25/36 (c)(i)	$ 48,978	$ 25,269
Class M6, 0.8336% 7/25/36 (c)(i)	49,920	15,163
Series 2006-3A:
Class M5, 0.7736% 10/25/36 (c)(i)	64,655	6,789
Class M6, 0.8536% 10/25/36 (c)(i)	126,260	9,469
Series 2006-4A:
Class A1, 0.5236% 12/25/36 (c)(i)	461,734	281,658
Class A2, 0.5636% 12/25/36 (c)(i)	1,029,059	607,145
Class M1, 0.5836% 12/25/36 (c)(i)	74,570	30,596
Series 2007-1:
Class A2, 0.5636% 3/25/37 (c)(i)	198,139	85,200
Class B3, 3.6436% 3/25/37 (c)(i)	22,055	441
Series 2007-2A:
Class A1, 0.5636% 7/25/37 (c)(i)	186,365	106,469
Class A2, 0.6136% 7/25/37 (c)(i)	174,438	68,127
Class B1, 1.8936% 7/25/37 (c)(i)	164,001	7,471
Class B2, 2.5436% 7/25/37 (c)(i)	97,204	3,195
Class M2, 0.7036% 7/25/37 (c)(i)	96,910	12,231
Class M3, 0.7836% 7/25/37 (c)(i)	96,910	10,247
Class M4, 0.9436% 7/25/37 (c)(i)	205,001	18,107
Class M5, 1.0436% 7/25/37 (c)(i)	182,638	13,656
Class M6, 1.2936% 7/25/37 (c)(i)	227,365	13,791
Series 2007-3:
Class A2, 0.5836% 7/25/37 (c)(i)	286,301	99,722
Class B1, 1.2436% 7/25/37 (c)(i)	132,324	12,783
Class B2, 1.8936% 7/25/37 (c)(i)	462,532	31,421
Class B3, 4.2936% 7/25/37 (c)(i)	90,466	3,000
Class M1, 0.6036% 7/25/37 (c)(i)	117,287	35,171
Class M2, 0.6336% 7/25/37 (c)(i)	123,302	31,385
Class M3, 0.6636% 7/25/37 (c)(i)	269,459	58,767
Class M4, 0.7936% 7/25/37 (c)(i)	425,842	79,113
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M5, 0.8936% 7/25/37 (c)(i)	$ 159,390	$ 25,882
Class M6, 1.0936% 7/25/37 (c)(i)	120,294	14,658
Series 2007-4A:
Class B1, 2.8436% 9/25/37 (c)(i)	233,022	3,495
Class B2, 3.7436% 9/25/37 (c)(i)	24,948	249
Class M4, 1.8936% 9/25/37 (c)(i)	750,491	30,020
Class M5, 2.0436% 9/25/37 (c)(i)	750,491	22,515
Class M6, 2.2436% 9/25/37 (c)(i)	750,491	15,010
Series 2004-1, Class IO, 1.25% 4/25/34 (c)(j)	1,258,218	44,667
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.9283% 3/15/19 (c)(i)	148,890	142,357
Class J, 1.1283% 3/15/19 (c)(i)	143,000	122,396
Series 2007-BBA8:
Class D, 0.5283% 3/15/22 (c)(i)	147,000	133,266
Class E, 0.5783% 3/15/22 (c)(i)	763,000	686,374
Class F, 0.6283% 3/15/22 (c)(i)	468,000	412,108
Class G, 0.6783% 3/15/22 (c)(i)	120,000	104,313
Class H, 0.8283% 3/15/22 (c)(i)	147,000	124,843
Class J, 0.9783% 3/15/22 (c)(i)	147,000	114,553
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,108,798
Series 2007-PW16:
Class B, 5.9043% 6/11/40 (c)(i)	1,405,000	665,849
Class C, 5.9043% 6/11/40 (c)(i)	1,170,000	413,009
Class D, 5.9043% 6/11/40 (c)(i)	1,170,000	321,942
C-BASS Trust floater Series 2006-SC1 Class A, 0.5636% 5/25/36 (c)(i)	268,604	212,261

	Principal Amount	Value
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6063% 8/15/21 (c)(i)	$ 156,000	$ 151,224
Class H, 0.6463% 8/15/21 (c)(i)	125,000	115,406
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	4,231,893
Series 2007-C6 Class A1, 5.622% 12/10/49 (i)	3,050,935	3,050,069
Series 2007-FL3A Class A2, 0.4183% 4/15/22 (c)(i)	2,595,000	2,445,393
Series 2008-C7 Class A2B, 6.2744% 12/10/49 (i)	6,933,340	7,167,347
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,960,000	3,139,533
Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	6,451,025
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.8283% 4/15/17 (c)(i)	28,059	25,552
Class H, 0.8983% 4/15/17 (c)(i)	60,000	50,439
Class J, 1.1283% 4/15/17 (c)(i)	46,000	33,120
Series 2005-FL11:
Class F, 0.7283% 11/15/17 (c)(i)	65,513	57,652
Class G, 0.7783% 11/15/17 (c)(i)	45,227	39,348
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	2,775,000	2,694,758
Class AJFX, 5.478% 2/5/19 (c)	2,110,000	2,094,076
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	3,784,098	3,820,648
Series 2007-C3 Class A4, 5.9037% 6/15/39 (i)	3,750,000	3,936,825
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,385,979	3,468,620
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	2,750,000	2,869,177
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	$ 291,128	$ 292,546
Class A4, 4.75% 1/15/37	3,035,000	3,179,257
Series 2001-CKN5 Class AX, 1.9234% 9/15/34 (c)(i)(j)	4,518,716	6,615
Series 2002-CP3 Class G, 6.639% 7/15/35 (c)	250,000	244,560
Series 2006-C1 Class A3, 5.5807% 2/15/39 (i)	2,735,265	2,892,947
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.4283% 2/15/22 (c)(i)	3,470,000	3,018,900
Class C:
0.4483% 2/15/22 (c)(i)	657,000	565,020
0.5483% 2/15/22 (c)(i)	234,000	198,900
Class F, 0.5983% 2/15/22 (c)(i)	469,000	393,960
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,470,000	4,704,903
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4614% 11/5/21 (c)(i)	3,490,000	3,363,557
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	14,163,695
Series 2006-GG7 Class A3, 6.0734% 7/10/38 (i)	3,460,000	3,458,588
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6403% 6/6/20 (c)(i)	1,821,615	1,717,570
Class F, 0.7103% 6/6/20 (c)(i)	294,000	274,356
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(i)	1,335,000	1,293,235
Class D, 2.3636% 3/6/20 (c)(i)	400,000	385,486
Class E, 2.6688% 3/6/20 (c)(i)	670,000	649,039
Class F, 2.8433% 3/6/20 (c)(i)	335,000	322,845
Class G, 3.0177% 3/6/20 (c)(i)	165,000	159,029
Class H, 3.5846% 3/6/20 (c)(i)	275,000	266,424
Class J, 4.4568% 3/6/20 (c)(i)	395,000	385,644

	Principal Amount	Value
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	$ 2,251,930	$ 2,271,362
Series 2006-GG6 Class A2, 5.506% 4/10/38	1,649,479	1,660,382
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	4,824,843	4,904,077
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.5583% 11/15/18 (c)(i)	75,668	65,074
Class F, 0.6083% 11/15/18 (c)(i)	113,502	96,477
Class G, 0.6383% 11/15/18 (c)(i)	98,884	81,085
Class H, 0.7783% 11/15/18 (c)(i)	75,685	59,034
sequential payer:
Series 2006-CB14 Class A3B, 5.6772% 12/12/44 (i)	3,821,435	3,918,258
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	4,188,269	4,319,939
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,796,000	4,103,670
Series 2005-LDP3 Class A3, 4.959% 8/15/42	3,832,500	3,929,623
Series 2007-CB19:
Class B, 5.9313% 2/12/49 (i)	755,000	257,127
Class C, 5.9313% 2/12/49 (i)	1,971,000	572,534
Class D, 5.9313% 2/12/49 (i)	2,075,000	449,267
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (i)	1,725,000	345,582
Class CS, 5.466% 1/15/49 (i)	745,000	89,786
Class ES, 5.7317% 1/15/49 (c)(i)	4,663,000	244,168
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1415% 7/15/44 (i)	3,733,000	4,063,091
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	422,321	426,678
Series 2006-C6 Class A2, 5.262% 9/15/39 (i)	238,446	238,623
Series 2007-C1:
Class A3, 5.398% 2/15/40	5,000,000	5,173,090
Class A4, 5.424% 2/15/40	8,620,000	9,392,447
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,242,658
Series 2001-C3 Class B, 6.512% 6/15/36	191,287	192,505
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6183% 9/15/21 (c)(i)	$ 402,971	$ 333,523
Class G, 0.6383% 9/15/21 (c)(i)	795,609	634,627
Class H, 0.6783% 9/15/21 (c)(i)	204,773	155,149
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	72,224	72,489
Series 2005-MCP1 Class A2, 4.556% 6/12/43	461,492	464,988
Series 2007-C1 Class A4, 6.0234% 6/12/50 (i)	3,796,000	4,092,935
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A3, 5.364% 8/12/48	4,298,000	4,449,393
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	3,875,000	4,075,741
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,853,788
Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	4,333,801	4,555,449
Series 2007-7 Class B, 5.9332% 6/12/50 (i)	770,000	108,801
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.479% 7/15/19 (c)(i)	113,478	66,952
Series 2007-XCLA Class A1, 0.479% 7/17/17 (c)(i)	95,579	88,171
Series 2007-XLFA:
Class D, 0.469% 10/15/20 (c)(i)	235,000	213,539
Class E, 0.529% 10/15/20 (c)(i)	294,000	249,510
Class F, 0.579% 10/15/20 (c)(i)	176,000	133,527
Class G, 0.619% 10/15/20 (c)(i)	218,000	158,851
Class H, 0.709% 10/15/20 (c)(i)	137,000	79,278
Class J, 0.859% 10/15/20 (c)(i)	80,460	33,116
Class NHRO, 1.169% 10/15/20 (c)(i)	87,905	71,203
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	4,785,000	4,985,482
Series 2007-IQ13 Class A1, 5.05% 3/15/44	93,564	93,442
Series 2005-IQ9 Class X2, 1.21% 7/15/56 (c)(i)(j)	14,513,936	14,180

	Principal Amount	Value
Series 2007-HQ12 Class A2, 5.783% 4/12/49 (i)	$ 4,450,211	$ 4,544,974
Series 2007-IQ14 Class B, 5.9066% 4/15/49 (i)	2,175,000	564,413
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	3,235,944	3,355,351
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5626% 9/15/21 (c)(i)	491,000	378,416
Class F, 0.6226% 9/15/21 (c)(i)	661,000	489,605
Class G, 0.6426% 9/15/21 (c)(i)	626,000	444,901
Class J, 0.8826% 9/15/21 (c)(i)	139,000	61,258
Series 2007-WHL8:
Class AP2, 1.0783% 6/15/20 (c)(i)	53,945	47,472
Class F, 0.7583% 6/15/20 (c)(i)	1,046,000	679,900
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	424,082	426,735
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	6,003,261
Class A4, 5.305% 12/15/43	3,240,000	3,384,579
Class A5, 5.342% 12/15/43	3,796,000	4,001,504
Series 2007-C31 Class A4, 5.509% 4/15/47	2,332,000	2,458,796
Series 2007-C32 Class A2, 5.9259% 6/15/49 (i)	1,093,400	1,119,359
Series 2006-C23 Class A5, 5.416% 1/15/45 (i)	3,010,000	3,297,572
Series 2007-C30 Class E, 5.553% 12/15/43 (i)	6,257,000	1,028,651
Series 2007-C31 Class C, 5.8744% 4/15/47 (i)	2,455,000	447,780
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $255,070,566)		239,232,004
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	1,200,000	1,227,192
California Gen. Oblig. 7.5% 4/1/34	2,095,000	2,513,686
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	2,850,000	2,950,064
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.: - continued
Series 2011:
5.665% 3/1/18	$ 1,885,000	$ 2,006,168
5.877% 3/1/19	1,755,000	1,889,556
TOTAL MUNICIPAL SECURITIES (Cost $9,770,647)		10,586,666
Foreign Government and Government Agency Obligations - 0.3%

Brazilian Federative Republic 5.625% 1/7/41	1,920,000	2,232,000
Chilean Republic 3.25% 9/14/21	4,140,000	4,233,150
United Mexican States:
5.875% 1/15/14	1,665,000	1,798,200
6.05% 1/11/40	2,660,000	3,251,850
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,645,322)		11,515,200
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $348,544)	350,000	366,182
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
Credit Suisse Ltd. (Guernsey) 5.86% (d)(i) (Cost $4,884,698)	4,785,000	3,923,248
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $227,061,250)	227,061,250	227,061,250
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $3,947,332,007)		4,099,341,451
NET OTHER ASSETS (LIABILITIES) - (8.2)%		(308,960,335)
NET ASSETS - 100%		$ 3,790,381,116
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae Guaranteed Mortgage pass-thru certificates
3.5% 1/1/27	$ (23,400,000)	$ (24,468,867)
3.5% 1/1/27	(16,400,000)	(17,149,121)
4.5% 1/1/42	(9,000,000)	(9,579,190)
5% 1/1/42	(4,900,000)	(5,294,403)
5.5% 1/1/42	(200,000)	(217,783)
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		(56,709,364)
Freddie Mac
5.5% 1/1/42	(13,700,000)	(14,856,053)
5.5% 1/1/42	(13,700,000)	(14,856,053)
TOTAL FREDDIE MAC		(29,712,106)
Ginnie Mae
4% 1/1/42	(400,000)	(429,085)
4% 1/1/42	(400,000)	(429,085)
4% 1/1/42	(4,000,000)	(4,290,854)
4.5% 1/1/42	(100,000)	(108,982)
4.5% 1/1/42	(2,500,000)	(2,724,558)
5% 1/1/42	(1,700,000)	(1,883,318)
5% 1/1/42	(1,700,000)	(1,883,318)
5% 1/1/42	(7,600,000)	(8,419,539)
5% 1/1/42	(1,000,000)	(1,107,834)
TOTAL GINNIE MAE		(21,276,573)
TOTAL TBA SALE COMMITMENTS (Proceeds $107,292,492)		$ (107,698,043)
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $360,000) (h)	Sept. 2037	$ 1,722,753	(1,627,498)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $598,000) (h)

	Sept. 2037	$ 1,493,053	$ (1,410,498)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $348,750) (h)	Sept. 2037	861,377	(813,749)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $701,375) (h)	Sept. 2037	1,780,178	(1,681,748)

	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $572,000) (h)

	Sept. 2037	$ 2,526,705	$ (2,386,997)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $214,000) (h)	Sept. 2037	918,802	(867,999)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,023,500) (h)	Sept. 2037	2,641,555	(2,495,497)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (g)

	August 2034	$ 84,327	$ (46,918)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (g)	Feb. 2034	4,841	(4,565)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (g)	Dec. 2034	245,904	(239,759)

	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)

	Dec. 2034	$ 427,179	$ (416,504)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	84,232	(63,687)
TOTAL CREDIT DEFAULT SWAPS		$ 12,790,906	$ (12,055,419)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	80,966,000	283,446
		$ 93,756,906	$ (11,771,973)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $170,627,313 or 4.5% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $13,825,759.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,078
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 945,554,654	$ -	$ 945,554,654	$ -
U.S. Government and Government Agency Obligations	1,077,398,921	-	1,077,398,921	-
U.S. Government Agency - Mortgage Securities	1,455,910,912	-	1,455,910,912	-
Asset-Backed Securities	87,193,531	-	80,859,176	6,334,355
Collateralized Mortgage Obligations	40,598,883	-	40,411,155	187,728
Commercial Mortgage Securities	239,232,004	-	227,871,907	11,360,097
Municipal Securities	10,586,666	-	10,586,666	-
Foreign Government and Government Agency Obligations	11,515,200	-	11,515,200	-
Supranational Obligations	366,182	-	366,182	-
Preferred Securities	3,923,248	-	3,923,248	-
Money Market Funds	227,061,250	227,061,250	-	-
Total Investments in Securities:	$ 4,099,341,451	$ 227,061,250	$ 3,854,398,021	$ 17,882,180
Derivative Instruments:
Assets
Swap Agreements	$ 283,446	$ -	$ 283,446	$ -
Liabilities
Swap Agreements	$ (12,055,419)	$ -	$ (11,283,986)	$ (771,433)
Total Derivative Instruments:	$ (11,771,973)	$ -	$ (11,000,540)	$ (771,433)
Other Financial Instruments:
TBA Sale Commitments	$ (107,698,043)	$ -	$ (107,698,043)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 14,900,634
Total Realized Gain (Loss)	68,994
Total Unrealized Gain (Loss)	(473,379)
Cost of Purchases	-
Proceeds of Sales	(2,916,473)
Amortization/Accretion	(1,108,684)
Transfers in to Level 3	11,128,906
Transfers out of Level 3	(3,717,818)
Ending Balance	$ 17,882,180
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ (721,365)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,102,753)
Total Unrealized Gain (Loss)	331,320
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (771,433)
Realized gain (loss) on Swap Agreements for the period	$ (317,176)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at December 31, 2011	$ 7,350

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements	$ -	$ (12,055,419)
Interest Rate Risk
Swap Agreements	283,446	-
Total Value of Derivatives (a)	$ 283,446	$ (12,055,419)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,720,270,757)	$ 3,872,280,201
Fidelity Central Funds (cost $227,061,250)	227,061,250
Total Investments (cost $3,947,332,007)		$ 4,099,341,451
Cash		64,932
Receivable for investments sold, regular delivery		48,199
Receivable for TBA sale commitments		107,292,492
Receivable for swap agreements		3,412
Interest receivable		24,583,165
Distributions receivable from Fidelity Central Funds		6,078
Swap agreements, at value		283,446
Total assets		4,231,623,175

Liabilities
TBA sale commitments, at value	$ 107,698,043
Payable for investments purchased on a delayed delivery basis	320,948,794
Payable for swap agreements	190,095
Distributions payable	335,837
Swap agreements, at value	12,055,419
Other payables and accrued expenses	13,871
Total liabilities		441,242,059

Net Assets		$ 3,790,381,116
Net Assets consist of:
Paid in capital		$ 3,635,316,289
Undistributed net investment income		5,247,387
Accumulated undistributed net realized gain (loss) on investments		9,350,594
Net unrealized appreciation (depreciation) on investments		140,466,846
Net Assets, for 35,214,272 shares outstanding		$ 3,790,381,116
Net Asset Value, offering price and redemption price per share ($3,790,381,116 ÷ 35,214,272 shares)		$ 107.64

Statement of Operations

	Year ended December 31, 2011

Investment Income
Dividends		$ 416,908
Interest		134,707,253
Income from Fidelity Central Funds		6,078
Total income		135,130,239

Expenses
Custodian fees and expenses	$ 89,391
Independent trustees' compensation	13,658
Total expenses before reductions	103,049
Expense reductions	(14,149)	88,900
Net investment income (loss)		135,041,339
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65,487,836
Swap agreements	(1,665,378)
Total net realized gain (loss)		63,822,458
Change in net unrealized appreciation (depreciation) on: Investment securities	88,672,754
Swap agreements	1,601,734
Delayed delivery commitments	1,529,504
Total change in net unrealized appreciation (depreciation)		91,803,992
Net gain (loss)		155,626,450
Net increase (decrease) in net assets resulting from operations		$ 290,667,789

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 135,041,339	$ 145,140,671
Net realized gain (loss)	63,822,458	143,042,754
Change in net unrealized appreciation (depreciation)	91,803,992	25,745,629
Net increase (decrease) in net assets resulting from operations	290,667,789	313,929,054
Distributions to shareholders from net investment income	(136,408,906)	(145,185,204)
Distributions to shareholders from net realized gain	(65,864,264)	(132,021,770)
Total distributions	(202,273,170)	(277,206,974)
Share transactions Proceeds from sales of shares	60,206,818	72,938,886
Reinvestment of distributions	201,937,333	277,206,974
Cost of shares redeemed	(318,248,685)	(586,003,407)
Net increase (decrease) in net assets resulting from share transactions	(56,104,534)	(235,857,547)
Total increase (decrease) in net assets	32,290,085	(199,135,467)

Net Assets
Beginning of period	3,758,091,031	3,957,226,498
End of period (including undistributed net investment income of $5,247,387 and undistributed net investment income of $8,506,392, respectively)	$ 3,790,381,116	$ 3,758,091,031
Other Information Shares
Sold	564,305	678,877
Issued in reinvestment of distributions	1,888,265	2,605,878
Redeemed	(2,967,677)	(5,416,725)
Net increase (decrease)	(515,107)	(2,131,970)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 105.18	$ 104.52	$ 94.78	$ 102.50	$ 103.02
Income from Investment Operations
Net investment income (loss) B	3.817	3.943	4.762	5.319	5.534
Net realized and unrealized gain (loss)	4.385	4.424	9.818	(7.583)	(.594)
Total from investment operations	8.202	8.367	14.580	(2.264)	4.940
Distributions from net investment income	(3.851)	(3.947)	(4.580)	(5.236)	(5.385)
Distributions from net realized gain	(1.891)	(3.760)	(.260)	(.220)	(.075)
Total distributions	(5.742)	(7.707)	(4.840)	(5.456)	(5.460)
Net asset value, end of period	$ 107.64	$ 105.18	$ 104.52	$ 94.78	$ 102.50
Total Return A	7.96%	8.12%	15.71%	(2.29)%	4.94%
Ratios to Average Net AssetsC, F
Expenses before reductions E	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any E	-%	-%	-%	-%	-%
Expenses net of all reductions E	-%	-%	-%	-%	-%
Net investment income (loss)	3.57%	3.65%	4.75%	5.35%	5.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,790,381	$ 3,758,091	$ 3,957,226	$ 3,162,861	$ 3,587,807
Portfolio turnover rate D	302%	230%	141%	140%	137%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 203,750,196
Gross unrealized depreciation	(47,355,920)
Net unrealized appreciation (depreciation) on securities and other investments	$ 156,394,276

Tax Cost	$ 3,942,947,175

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,397,261
Undistributed long-term capital gain	$ 8,867,490
Net unrealized appreciation (depreciation)	$ 144,800,076

The tax character of distributions paid was as follows:

	December 31, 2011	December 31, 2010
Ordinary Income	$ 174,509,115	$ 187,103,640
Long-term Capital Gains	27,764,055	90,103,334
Total	$ 202,273,170	$ 277,206,974

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified on the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (2,463,050)	$ 2,222,435
Interest Rate Risk
Swap Agreements	797,672	(620,701)
Totals (a)	$ (1,665,378)	$ 1,601,734

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $12,790,906 representing 0.34% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $300,288,689 and $317,236,469, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $13,658.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $491.

Annual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	11.9%
VIP Asset Manager: Growth Portfolio	0.9%
VIP Balanced Portfolio	11.6%
VIP Investment Grade Bond Portfolio	75.6%

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 16, 2012

Not Part of Financial Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of VIP Investment Grade Central Fund voted to pay on February 10, 2012, to shareholders of record at the opening of business on February 10, 2012 a distribution of $0.265 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2011 $27,847,127, or, if subsequently determined to be different, the net capital gain of such year.

A total of 14.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Not Part of Financial Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity Management & Research Company (FMR) has devoted increased resources to non U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, December 31, 2011, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to VIP Investment Grade Central Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$207,000	$-	$6,100	$300

December 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$210,000	$-	$6,000	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2011A	December 31, 2010A
Audit-Related Fees	$610,000	$645,000
Tax Fees	$-	$-
All Other Fees	$430,000	$840,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2011 A	December 31, 2010 A
Deloitte Entities	$1,140,000	$1,585,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 27, 2012